Other Assets - Summary of Other Assets (Detail) $ in Millions, $ in Millions	Dec. 31, 2024 TWD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 TWD ($)
Miscellaneous assets [abstract]
Refundable deposits	$ 2,162		$ 1,995
Spare parts	2,006		2,233
Other financial assets	1,000		1,000
Others	1,724		1,634
Other assets	8,001		7,451
Others	1,109		589
Other current assets	3,115	$ 94	2,822
Others	2,833		2,223
Other noncurrent assets	$ 4,886	$ 150	$ 4,629